DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions at December 31, 2020 and 2019 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Foreign exchange	(a)	$39,284	$37,334
Interest rates	(b)	61,111	51,619
Credit default swaps	(c)	—	39
Equity derivatives	(d)	2,081	2,517

Commodity instruments	(e)	2020	2019
Energy (GWh)		27,564	25,136
Natural gas (MMBtu – 000’s)		121,468	78,364
a)    Foreign Exchange
The company held the following foreign exchange contracts with notional amounts at December 31, 2020 and 2019:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2020	2019	2020	2019
Foreign exchange contracts
Canadian dollars	$7,539	$6,839	0.76	0.75
British pounds	3,986	7,874	1.31	1.27
European Union euros	4,561	2,069	1.17	1.16
Australian dollars	2,632	3,989	0.69	0.71
Indian rupee	1,288	240	77.56	73.55
Chilean peso	159	548	770.89	722.08
Korean won[1]	700	687	1,175	1,173
Chinese yuan[1]	1,633	1,862	7.05	5.42
Japanese yen[1]	212	111	105.82	104.58
Colombian pesos[1]	96	534	3,621	3,416
Brazilian reais	276	484	0.19	0.24
Swedish krona	1,647	1,578	8.58	9.10
Other currencies	903	584	Various	Various
Cross currency interest rate swaps
Canadian dollars	6,868	4,493	0.77	0.77
European Union euros	1,914	103	1.06	1.09
Australian dollars	1,374	2,033	0.53	0.98
Japanese yen[1]	750	18	113.33	110.00
British pounds	275	267	1.49	1.49
Colombian pesos[1]	88	100	3,880.00	3,463
Foreign exchange futures
Brazilian reais	105	38	0.19	0.25
Foreign exchange options
British pounds	—	1,338	—	1.43
Canadian dollars	2,030	—	0.74	—
European Union euros	245	1,544	1.17	1.12
1.Average rate is quoted using USD as base currency.
Included in net income are unrealized net losses on foreign currency derivative contracts amounting to $41 million (2019 – gain of $201 million) and included in the cumulative translation adjustment account in other comprehensive income are gains in respect of foreign currency contracts entered into for hedging purposes amounting to $28 million (2019 – losses of $409 million).
b)    Interest Rates
At December 31, 2020, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $30.2 billion (2019 – $25.0 billion), interest rate swaptions with an aggregate notional amount of $3.9 billion (2019 – $nil) and interest rate cap contracts with an aggregate notional amount of $27.0 billion (2019 – $26.6 billion).
c)    Credit Default Swaps
As at December 31, 2020, the company held credit default swap contracts with an aggregate notional amount of $nil (2019 –$39 million). Credit default swaps are contracts which are designed to compensate the purchaser for any change in the value of an underlying reference asset, based on measurement in credit spreads, upon the occurrence of predetermined credit events. The company has no outstanding payments to make or receive in the event of a predetermined credit event in 2020 (2019 – $nil).
d)    Equity Derivatives
At December 31, 2020, the company held equity derivatives with a notional amount of $2.1 billion (2019 – $2.5 billion) which includes $1.3 billion (2019 – $541 million) notional amount that hedges long-term compensation arrangements. The balance represents common equity and ETF positions established in connection with the company’s investment activities. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.
e)    Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All  energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 121,468,000 MMBtu’s (2019 – 78,364,000 MMBtu’s) of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2020 and 2019 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2020			2019
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$39,128	$(479)	$10	$32,709	$(89)	$20
Net investment hedges	17,788	182	10	22,790	(433)	16
	$56,916	$(297)	$20	$55,499	$(522)	$36
1.Notional amount does not include 13,950 GWh, 82,663 MMBtu – 000’s and 1,302 bbls – millions of commodity derivatives at December 31, 2020 (2019 – 14,485 GWh, 12,164 MMBtu – 000’s and 2,273 bbls – millions).
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2020 and 2019, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2020	Unrealized Losses During 2020	Net Change During 2020	Net Change During 2019
Foreign exchange derivatives	$419	$(460)	$(41)	$201
Interest rate derivatives	110	(337)	(227)	(221)
Credit default swaps	—	—	—	(1)
Equity derivatives	1,161	(311)	850	13
Commodity derivatives	44	(86)	(42)	27
	$1,734	$(1,194)	$540	$19

The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2020 and 2019, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2020				2019
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$6,891	$5,158	$129	$12,178	$7,946
Interest rate derivatives	13,158	12,308	1,614	27,080	22,731
Credit default swaps	—	—	—	—	39
Equity derivatives	1,216	865	—	2,081	2,517
Commodity instruments
Energy (GWh)	4,406	9,207	—	13,613	10,652
Natural gas (MMBtu – 000’s)	34,572	4,233	—	38,805	66,200
Elected for hedge accounting
Foreign exchange derivatives	$13,498	$12,086	$1,522	$27,106	$29,387
Interest rate derivatives	7,738	22,054	4,240	34,032	28,888
Equity derivatives	—	—	—	—	—
Commodity instruments
Energy (GWh)	5,562	5,066	3,322	13,950	14,485
Natural gas (MMBtu – 000’s)	51,034	31,630	—	82,664	12,164